DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DERIVATIVE FINANCIAL INSTRUMENTS
Balance, beginning of period	$ 0	$ 0
Inception of derivative financial instruments	484,330	0
Change in fair value of derivative financial instruments	150,094	0
Conversion or extinguishment of derivative financial instruments	0	0
Balance, end of period	$ 634,424	$ 0